Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Deferred Tax Liabilities (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 24,481	$ 287	₨ 18,705
Deferred Tax Assets [Abstract]
Deferred tax assets	7,073	83	5,556
Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax liabilities (net)	24,481	287	18,705
Deferred Tax Liabilities | Net Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	70,043	820	62,455
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	195	2	217
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	797	9	842
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	68,256	799	60,518
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	168	2	182
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	561	7	653
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	66	1	43
Deferred Tax Assets | Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	45,562	533	43,750
Deferred Tax Assets | Net Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets	14	0	30
Deferred Tax Assets | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets	9	0	5
Deferred Tax Assets | Net Deferred Tax Liabilities | Provision for decommissioning costs
Deferred Tax Assets [Abstract]
Deferred tax assets	1,685	20	1,715
Deferred Tax Assets | Net Deferred Tax Liabilities | Expected credit losses
Deferred Tax Assets [Abstract]
Deferred tax assets	399	5	370
Deferred Tax Assets | Net Deferred Tax Liabilities | Losses and unabsorbed depreciation available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets	39,487	462	37,168
Deferred Tax Assets | Net Deferred Tax Liabilities | Unused tax credt (Minimum alternate tax)
Deferred Tax Assets [Abstract]
Deferred tax assets	2,722	32	2,867
Deferred Tax Assets | Net Deferred Tax Liabilities | Lease Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	737	9	791
Deferred Tax Assets | Net Deferred Tax Liabilities | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets	355	4	453
Deferred Tax Assets | Net Deferred Tax Liabilities | Others
Deferred Tax Assets [Abstract]
Deferred tax assets	₨ 154	$ 2	₨ 351